Annual Operating Expenses - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2024
Fidelity Advisor Women's Leadership Fund - Class Z
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[2]
Total annual operating expenses	0.58%
Fidelity Advisor Women's Leadership Fund - Class I
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%	[2]
Total annual operating expenses	0.70%
Fidelity Advisor Women's Leadership Fund - Class M
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.11%	[2]
Total annual operating expenses	1.24%
Fidelity Advisor Women's Leadership Fund - Class A
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%	[2]
Total annual operating expenses	0.99%
Fidelity Advisor Women's Leadership Fund - Class C
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.11%	[2]
Total annual operating expenses	1.74%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.24%, 0.24%, 0.20%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.